Consolidated Variable Interest Entities (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Entity	Dec. 31, 2015 USD ($) Entity	Dec. 31, 2014 USD ($)	Jun. 30, 2017 USD ($) Entity
Variable Interest Entity [Line Items]
Number of variable interest entities consolidated | Entity	2	2		3
Assets, variable interest entity	$ 258,000,000	$ 368,000,000		$ 534,000,000
Liabilities, variable interest entity	245,000,000	352,000,000		518,000,000
Financial or other support to any VIEs	0	0	$ 0
Variable Interest Entity, Primary Beneficiary | Restricted cash
Variable Interest Entity [Line Items]
Assets, variable interest entity	10,000,000	13,000,000		21,000,000
Variable Interest Entity, Primary Beneficiary | Timeshare financing receivables, net
Variable Interest Entity [Line Items]
Assets, variable interest entity	244,000,000	350,000,000		508,000,000
Variable Interest Entity, Primary Beneficiary | Non-recourse debt
Variable Interest Entity [Line Items]
Liabilities, variable interest entity	$ 244,000,000	$ 352,000,000		$ 517,000,000